CONSOLIDATED STATEMENT OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019	Mar. 31, 2018
Revenue	$ 10,444,978	$ 8,639,520	$ 20,598,022	$ 16,520,385	$ 32,199,528	$ 19,812,199
Cost of Goods Sold	5,959,430	4,987,161	11,987,627	9,478,374	19,252,768	11,687,017
Gross Profit	4,485,548	3,652,359	8,610,395	7,042,011	12,946,760	8,125,182
Operating expenses
Sales and marketing expenses	4,809,882	3,056,845	9,282,342	6,196,835	13,009,384	7,211,399
General and administrative	2,247,371	1,291,909	6,626,642	2,377,476	7,420,078	6,425,069
Depreciation	239,757	110,083	473,697	224,156	580,669	418,777
Total operating expenses	7,297,010	4,458,837	16,382,681	8,798,467	21,010,131	14,055,245
Total operating loss	(2,811,462)	(806,478)	(7,772,286)	(1,756,456)	(8,063,371)	(5,930,063)
Other income (expense)
Interest expense	(113,495)	(125,656)	(208,859)	(269,262)	(554,482)	(465,336)
Amortization of debt discount						(295,000)
Change in derivative liability					288	3,119
Total other income (expense)	(113,495)	(125,656)	(208,859)	(269,262)	(554,194)	(757,217)
Net loss	$ (2,924,957)	$ (932,134)	$ (7,981,145)	$ (2,025,718)	$ (8,617,565)	$ (6,687,280)
LOSS PER SHARE (Basic and Diluted) (in dollars per share)	$ (0.07)	$ (0.03)	$ (0.19)	$ (0.07)	$ (0.27)	$ (0.32)
WEIGHTED AVERAGE SHARES OUTSTANDING (Basic and Diluted) (in shares)	42,011,439	31,124,425	41,433,694	29,467,054	31,932,168	20,643,082